OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Long-term Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2019	2018
Deferred tax liability (see note 8)	10,643	7,126
Guarantee (see note 25)	6,504	8,275
Deferred credits from finance lease transactions	14,149	14,774
	31,296	30,175

Deferred Credits From Capital Lease Transactions

(in thousands of $)	2019	2018
Deferred credits from finance lease transactions	24,691	24,691
Less: Accumulated amortization	(9,917)	(9,292)
	14,774	15,399
Current	625	625
Non-current	14,149	14,774
	14,774	15,399